Expense Example - Transamerica BlackRock Government Money Market VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	38	119	208	468	63	199	346	774